Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2026	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	May 14, 2025	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Sep. 13, 2023
C000243188 [Member]
Account Value [Line Items]
Accumulated Value	$ 18,277		$ 14,802		$ 13,172		$ 13,098	$ 11,999	$ 10,623	$ 10,000
C000259086 [Member]
Account Value [Line Items]
Accumulated Value	14,476	$ 12,627	11,377	$ 10,852	10,409	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Accumulated Value	12,797	12,300	11,816	11,638	10,780	10,000
Solactive GBS United States 1000 Index - RNIN [Member]
Account Value [Line Items]
Accumulated Value	17,150		15,835		14,447		13,757	12,438	10,896	10,000
S&P 500 Index ($15,251) [Member]
Account Value [Line Items]
Accumulated Value	15,251		14,184		12,740		$ 12,580	$ 12,065	$ 10,921	$ 10,000
Solactive GFS United States 2500 Value Style MV Index [Member]
Account Value [Line Items]
Accumulated Value	$ 13,652	$ 12,783	$ 12,145	$ 11,159	$ 10,407	$ 10,000